Leases	12 Months Ended
Dec. 31, 2019
21. Leases
Leases

The notes included in this section focus on the Group’s loans and advances and deposits at amortised cost, leases, property, plant and equipment and goodwill and intangible assets. Details regarding the Group’s liquidity and capital position can be found on pages [00] to [00].

21 Leases

Accounting for leases under IFRS 16 effective from 1 January 2019

IFRS 16 applies to all leases with the exception of licenses of intellectual property, rights held by licensing agreement within the scope of IAS 38 Intangible Assets, service concession arrangements, leases of biological assets within the scope of IAS 41 Agriculture and leases of minerals, oil, natural gas and similar non-regenerative resources. IFRS 16 includes an accounting policy choice for a lessee to elect not to apply IFRS 16 to remaining assets within the scope of IAS 38 Intangible Assets which the Group has decided to apply.

When the Group is the lessee, it is required to recognise both:

▪A lease liability, measured at the present value of remaining cash flows on the lease, and

▪A right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.

Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease. The lease liability is remeasured when there is a change in one of the following:

▪Future lease payments arising from a change in an index or rate;

▪The Group’s estimate of the amount expected to be payable under a residual value guarantee; or

▪The Group’s assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded in the income statement if the carrying amount of the ROU asset has been reduced to nil.

On the balance sheet, the ROU assets are included within property, plant and equipment and the lease liabilities are included within other liabilities.

The Group applies the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months. For these leases the lease payments are recognised as an expense on a straight line basis over the lease term unless another systematic basis is more appropriate.

When the Group is the lessor, the lease must be classified as either a finance lease or an operating lease. A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. An operating lease is a lease where substantially all of the risks and rewards of the leased asset remain with the lessor.

When the lease is deemed a finance lease, the leased asset is not held on the balance sheet; instead a finance lease receivable is recognised representing the minimum lease payments receivable under the terms of the lease, discounted at the rate of interest implicit in the lease.

When the lease is deemed an operating lease, the lease income is recognised on a straight-line basis over the period of the lease unless another systematic basis is more appropriate. The Group holds the leased assets on-balance sheet within property, plant and equipment.

Accounting for finance leases under IAS 17 for 2018 and 2017

Under IAS 17, a finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. Where the Group is the lessor, the leased asset is not held on the balance sheet; instead a finance lease receivable is recognised representing the minimum lease payments receivable under the terms of the lease, discounted at the rate of interest implicit in the lease. Where the Group is the lessee, the leased asset is recognised in property, plant and equipment and a finance lease liability is recognised, representing the minimum lease payments payable under the lease, discounted at the rate of interest implicit in the lease.

Interest income or expense is recognised in interest receivable or payable, allocated to accounting periods to reflect a constant periodic rate of return.

Accounting for operating leases under IAS 17 for 2018 and 2017

An operating lease under IAS 17 is a lease where substantially all of the risks and rewards of the leased assets remain with the lessor. Where the Group is the lessor, lease income is recognised on a straight-line basis over the period of the lease unless another systematic basis is more appropriate. The Group holds the leased assets on-balance sheet within property, plant and equipment.

Where the Group is the lessee, rentals payable are recognised as an expense in the income statement on a straight-line basis over the lease term unless another systematic basis is more appropriate.

As a Lessor

Finance lease receivables are included within loans and advances at amortised cost. The Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business and individual customers.

	2019				2018
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease paymentsreceivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease paymentsreceivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	1,403	(115)	1,288	77	1,333	(110)	1,223	86
One to two year	909	(76)	833	53	827	(69)	758	53
Two to three year	593	(49)	544	45	599	(49)	550	55
Three to four year	354	(28)	326	43	401	(38)	363	20
Four to five year	123	(8)	115	19	185	(15)	170	20
Over five years	115	(17)	98	22	381	(44)	337	22
Total	3,497	(293)	3,204	259	3,726	(325)	3,401	256

The Group does not have any material operating leases as a lessor.

The impairment allowance for finance lease receivables amounted to £55m (2018: £87m).

Finance lease income

Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

2019
£m
Finance income from net investment in lease	141
Profit on sales	6

As a Lessee

The Group leases various offices, branches and other premises under non-cancellable lease arrangements to meet its operational business requirements. In some instances, Barclays will sublease property to third parties when it is no longer needed to meet business requirements. Currently, Barclays does not have any material subleasing arrangements.

ROU asset balances relate to property leases only. Refer to Note 20 for a breakdown of the carrying amount of ROU assets.

The total expenses recognised during the year for short term leases were £14m. The portfolio of short term leases to which Barclays is exposed at the end of the year is not dissimilar to the expenses recognised in the year.

Lease liabilities
2019
£m
As at 31 December 2018	-
Effect of changes in accounting policies (see Note 1)	1,696
As at 1 January 2019	1,696
Interest expense	76
New leases	94
Disposals	(19)
Cash payments	(289)
Exchange and other movements	5
As at 31 December 2019 (see Note 23)	1,563

The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments to be paid after the reporting date.

Undiscounted lease liabilities maturity analysis
2019
£m
Not more than one year	296
One to two years	252
Two to three years	208
Three to four years	186
Four to five years	165
Five to ten years	565
Greater than ten years	310
Total undiscounted lease liabilities as at 31 December 2019	1,982

In addition to the cash flows identified above, Barclays is exposed to:

▪Variable lease payments: This variability will typically arise from either inflation index instruments or market based pricing adjustments. Currently, Barclays has 939 leases out of the total 1,467 leases which have variable lease payment terms based on market based pricing adjustments. Of the gross cash flows identified above, £1,526m is attributable to leases with some degree of variability predominately linked to market based pricing adjustments.

▪Extension and termination options: The table above represents Barclays best estimate of future cash out flows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows have been reduced by £474m for leases where Barclays is highly expected to exercise an early termination option. However, there is no significant impact where Barclays is expected to exercise an extension option.

The Group currently does not have any significant sale and lease back transactions.

Operating lease commitments under IAS 17 in 2018

In 2018, operating lease rentals of £329m were included in administration and general expenses.

2018
Property
£m
Not more than one year	302
Over one year but not more than five years	786
Over five years	1,257
Total	2,345